GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(2)(s)(4)

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 8:43 AM

Loan Level Tape Compare Upload
Loans in Report	8

Redacted Loan ID	Loan Number	GS ID	Loan Purpose	Borrower Last Name	Field	Tape Data	Reviewer Data	Loan Status	Discrepancy Comments
5BE8BC64-BD56-478D-8BAA-854875F72084	XXX	XXX	Cashout Refi	XXX	Occupancy	Primary	Second Home	Complete	Occupancy is second home per 1003 and Second Home Rider.
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXX	XXX	Rate and Term Refi	XXX	Note P&I	XXX	XXX	Complete	Note P&I is XXX per note.
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXX	XXX	Rate and Term Refi	XXX	Loan Purpose	Cashout Refi	Rate and Term Refi	Complete	Loan purpose per review is Rate and Term Refi.
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXX	XXX	Purchase	XXX	Appraised Value	XXX	XXX	Complete	XXX value per appraisal
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXX	XXX	Purchase	XXX	Loan Term	361	360	Complete	Term is 360 per the note.
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXX	XXX	Purchase	XXX	Amortized Term	361	360	Complete	Term is 360 per the note.
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXX	XXX	Purchase	XXX	Maturity Date	2/1/2031	2/8/2031	Complete	Maturity date is 2/8/2031 per the note.
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	Rate and Term Refi	XXX	Amortized Term	359	360	Complete	Per note, amortization is 360 months.
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	Rate and Term Refi	XXX	Balloon?	Not a Balloon	Balloon by Note Design	Complete	Per note, subject is a balloon.
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	Rate and Term Refi	XXX	Representative Score	636	613	Complete	Representative score is 613 per Credit report dated XXX
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	Rate and Term Refi	XXX	Maturity Date	10/15/2044	10/1/2013	Complete	Per note maturity date is 10/1/2013
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	Rate and Term Refi	XXX	Loan Type	HELOC	Conventional	Complete	(No Data)
4269C807-7106-48B1-A263-F0AADC3777B4	XXX	XXX	Cashout Refi	XXX	Credit Report Date	XXX	XXX	Complete	Credit report in file is dated XXX.
4269C807-7106-48B1-A263-F0AADC3777B4	XXX	XXX	Cashout Refi	XXX	Representative Score	631	651	Complete	Representative score is 651.
1A443129-E40E-4466-8D74-7AAF347295FB	XXX	XXX	Cashout Refi	XXX	Index	12 Month WSJ LIBOR (daily)	1-Year TCM (weekly)	Complete	Index is 1-Year TCM (weekly) per Note.
1A443129-E40E-4466-8D74-7AAF347295FB	XXX	XXX	Cashout Refi	XXX	Loan Doc Type	Full Doc	Streamline	Complete	Loan Doc Type is Streamline per LP

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.